ALLIANCE GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

December 15, 1997

Dear Shareholder:

We are pleased to provide you with an update of the Alliance Growth Fund's performance and investment activity for the periods ended October 31, 1997. In the table below, your Fund's performance is compared with that of the overall U.S. stock market, represented by the S&P 500 Stock Index, and with the Russell 1000 Growth Index, which tracks large-cap U.S. stocks.


INVESTMENT RESULTS*

                                TOTAL RETURNS FOR
                         PERIODS ENDED OCTOBER 31, 1997
                             6 MONTHS      12 MONTHS
                            ---------      ---------
ALLIANCE GROWTH FUND
  Class A                     22.84%         29.54%
  Class B                     22.38          28.64
  Class C                     22.41          28.66

S&P 500 STOCK INDEX           15.16          32.10

RUSSELL 1000 INDEX            16.59          31.84


* TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES. THE S&P AND RUSSELL INDICES ARE UNMANAGED.


INVESTMENT ENVIRONMENT
The Fund achieved strong relative performance in the last six months, but not quite enough to make up for the underperformance in the first half of the fiscal year. The first half of the fiscal year was marked by continued leadership by very large capitalization growth stocks and, in March and April, a sharp correction which was particularly severe in the technology sector and in the over-the- counter market.

The Fund has always emphasized stocks of companies somewhat smaller than those that dominate the S&P 500. This, coupled with our strong emphasis on the technology sector, made for a difficult performance comparison in the six months ended April 30, 1997. In the last half of the fiscal year, these same sectors came back strongly and the market rally broadened out, affording a better environment for stocks below the top tier in size and quality. The Fund has performed much better in the last six months, but not quite well enough to match the gain in the S&P for the year as a whole.

The market decline last spring was largely due to fear that the economy was growing too strongly and that the Federal Reserve would therefore continue to raise interest rates to head off inflation. In the last six months, the economy has indeed grown somewhat faster than generally expected but, to investors' surprise and relief, inflation has not accelerated and interest rates have moved lower. This has provided a very favorable environment for financial markets and another year of well-above average returns.

AREAS OF OPPORTUNITY
Technology and financial services have been the major areas of emphasis in the Fund for the last several years, and we continue to see above average potential in these sectors. Within the technology sector, we have particularly stressed networking and communications.

Computer networking has been perhaps the most dynamic area of the economy in recent years. The tying together of previously stand-alone computers to enable them to communicate with one another and to remotely access previously inaccessible data has been a powerful spur to business productivity. The rapid acceptance of new digital communication modes such as e-mail and the internet has made it apparent that the entire communications infrastructure is about to modernize rapidly to accommodate enormous growth in data communications.

This is the rationale behind our major holdings in companies such as Cisco Systems, the leading provider of software and hardware for the building of computer networks, and Worldcom, a newcomer to the ranks of the major telecommunications companies and by far the most rapidly growing. These can be volatile stocks whose performance may differ markedly from the popular market averages over the short run, but we believe long-term holders will be amply rewarded.

The trend toward lower interest rates has no doubt helped the performance of the financial services sector, but this is not its sole attraction. This is a growth sector of the economy and one in which a variety of businesses have been able to earn above average returns on capital over the years. Our major holdings in this area are Travelers Group and MBNA.


1


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

CURRENT OUTLOOK
The extraordinarily favorable combination of solid growth and low inflation has led to another year of strong equity returns. The recent collapse of both stock markets and currencies in several Asian countries delivered a brief shock to the U.S. market, but it has quickly regained its footing and rebounded strongly.

Conditions appear favorable for continued stock market gains. Nevertheless, we would caution that we have now experienced several years of strong results and that common sense and experience suggest that future gains will be more moderate. While there is no immediate evidence to suggest a reversal of fortune, we note that the bull market has benefited greatly from a secular decline in interest rates which is now fifteen years old. With the rate of interest on long-term government bonds having declined to about six percent from nearly fourteen percent in the early 1980's, one must question how much longer the market can advance more rapidly than the rate of growth in corporate earnings. That said, the immediate outlook for both the U. S. economy and the stock market looks favorable.

Sincerly.


John D. Carifa
Chairman and President


Tyler J. Smith
Portfolio Manager


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                   +29.54%        +24.03%
  Five Years                 +21.87%        +20.82%
  Since Inception*           +23.28%        +22.54%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                   +28.64%        +24.64%
  Five Years                 +21.04%        +21.04%
  Ten Years(a)               +21.01%        +21.01%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                   +28.66%        +27.66%
  Since Inception*           +18.31%        +18.31%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90, Class A; 8/2/93, Class C.

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ALLIANCE GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
10/31/87 TO 10/31/97

$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000

10/31/87   10/31/88   10/31/89   10/31/90   10/31/91   10/31/92
   10/31/93   10/31/94   10/31/95   10/31/96   10/31/97

GROWTH FUND CLASS B: $67,346
RUSSELL 1000 STOCK INDEX: $49,008
S&P 500: $48,661


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Fund Class B shares (from 10/31/87 to 10/31/97) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class A, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Stock Index measures the performance of the 1,000 largest U.S. stocks as measured by price-to-book ratios.


Growth Fund
Standard &Poor's 500 Stock Index
Russell 1000 Index


4


TEN LARGEST HOLDINGS*
OCTOBER 31, 1997                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                               VALUE        NET ASSETS
-------------------------------------------------------------------------------
CUC International, Inc.                          $  288,548,885       5.7%
WorldCom, Inc. (common & preferred)                 268,137,903       5.3
Cisco Systems, Inc.                                 258,698,409       5.1
Travelers Group, Inc.                               207,391,310       4.1
MBNA Corp.                                          146,949,785       2.9
American International Group, Inc.                  144,574,083       2.9
American Express Co.                                143,241,150       2.8
3Com Corp. (common stock and bond)                  142,874,087       2.8
Loews Corp.                                         128,440,625       2.6
Chase Manhattan Corp.                               113,177,337       2.2
                                                 $1,842,033,574      36.4%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1997
_______________________________________________________________________________

                                                         SHARES
-------------------------------------------------------------------------------
PURCHASES                                         BOUGHT    HOLDINGS 10/31/97
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.                    1,550,000       1,550,000
Boston Scientific Corp.                           530,000         839,200
Chrysler Corp.                                    936,000         936,000
CUC International, Inc.                         2,855,500       9,914,800
DSC Communications Corp.                        1,800,000       3,167,400
MBNA Corp.                                      4,953,075       5,643,225
MCI Communications Corp.                        2,029,700       2,029,700
Philip Morris Cos., Inc.                          985,000       2,824,000
Republic Industries, Inc.                       2,637,000       3,272,000
Teleport Communications Group, Inc. Cl.A        1,240,100       1,698,400


SALES                                             SOLD      HOLDINGS 10/31/97
-------------------------------------------------------------------------------
Allstate Corp.                                    449,410              -0-
CompUSA, Inc.                                   2,619,800         500,000
Electronic Data Systems Corp.                     988,000              -0-
EMC Corp.                                       1,362,300         650,000
First Chicago NBD Corp.                           500,000              -0-
Lowes Cos., Inc.                                  852,500              -0
Microsoft Corp.                                   428,000              -0
NationsBank Corp.                                 585,000         547,000
Sears, Roebuck & Co.                              688,000         330,500
TCI Group Series A                              2,801,635       1,777,865


*  Adjusted for market value of call options written.


5


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                         SHARES           VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-95.2%
TECHNOLOGY-28.7%
COMPUTER SOFTWARE & SERVICES-4.1%
Ceridian Corp. (a)                            2,209,800    $  86,320,313
Sterling Commerce, Inc. (a)(b)                2,126,044       70,558,085
Sterling Software, Inc.                       1,516,000       51,733,500
                                                             ------------
                                                             208,611,898

ELECTRONICS-3.5%
3Com Corp. (a)(b)                             3,217,800      133,337,587
Applied Magnetics Corp. (a)                     429,100        9,869,300
EMC Corp. (a)(b)                                650,000       36,400,000
                                                             ------------
                                                             179,606,887

NETWORKING SOFTWARE-5.3%
Cabletron Systems, Inc. (a)(b)                  250,000        7,250,000
Cisco Systems, Inc. (a)(b)                    3,191,000      261,761,719
Fore Systems (a)                                 41,400          672,750
                                                             ------------
                                                             269,684,469

OFFICE EQUIPMENT & SERVICES-0.7%
Xerox Corp.                                     437,400       34,691,288

PRINTING, PUBLISHING & BROADCASTING-0.2%
Cox Communications, Inc. Cl.A (a)               281,300        8,649,975

SEMI-CONDUCTOR COMPONENTS-2.8%
Intel Corp. (b)                               1,270,000       97,790,000
National Semiconductor Corp. (a)(b)           1,235,300       44,470,800
                                                             ------------
                                                             142,260,800

TELECOMMUNICATIONS-12.1%
ADC Telecommunications, Inc. (b)              1,550,000       51,343,750
Ascend Communications, Inc. (a)(b)            1,020,230       27,546,210
Brooks Fiber Properties, Inc. (a)                16,700          933,112
Colt Telecom Group Plc (ADR) (a)(c)             741,400       25,578,300
DSC Communications Corp. (a)(b)               3,167,400       77,205,375
Loral Space & Communications (a)(b)             770,000       16,170,000
Lucent Technologies, Inc. (b)                   150,000       12,365,625
Millicom International
  Cellular, S.A. (a)(d)                         362,800       15,237,600
Teleport Communications
  Group, Inc. Cl.A (a)(b)                     1,698,400       82,160,100
Tellabs, Inc. (b)                               350,000       18,900,000
United States Cellular Corp. (a)                363,500       11,813,750
WorldCom, Inc., (a)
  Common (b)                                  6,856,696      230,556,403
  8% cv. pfd.                                   343,000       40,131,000
                                                           --------------
                                                             609,941,225
                                                           --------------
                                                           1,453,446,542

FINANCIAL SERVICES-25.2%
BANKING & CREDIT-10.8%
American Express Co. (b)                      1,870,200      145,875,600
Automatic Common Exchange Security
  Trust II                                      337,900        9,545,675
Chase Manhattan Corp.                           980,952      113,177,337
First Union Corp.                             1,138,000       55,833,125
Household International, Inc.                   102,500       11,608,125
MBNA Corp. (b)                                5,643,225      148,487,358
Morgan Stanley, Dean Witter,
  Discover and Co.                              603,400       29,566,600
NationsBank Corp.                               547,000       32,751,625
                                                            - ------------
                                                             546,845,445

INSURANCE-9.9%
20th Century Industries, Inc.                 1,063,300       26,582,500
Acceptance Insurance Co. (a)                    601,800       13,991,850
American International Group, Inc.            1,416,525      144,574,083
PennCorp Financial Group, Inc.                  514,900       16,766,431
PMI Group, Inc.                                 476,600       28,804,513
Progressive Corp.                               358,200       37,342,350


6


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
-------------------------------------------------------------------------
The Hartford Financial Services
  Group, Inc.                                   286,600     $ 23,214,600
Travelers Group, Inc.                         2,962,733      207,391,310
                                                            -------------
                                                             498,667,637

MORTGAGE BANKING-0.2%
Federal National Mortgage Assn.                 256,200       12,409,687

REAL ESTATE-4.3%
American General Hospitality Corp.              254,600        6,937,850
Arden Realty Group, Inc.                        215,200        6,563,600
CBL & Associates Properties, Inc.               124,000        2,991,500
Highwoods Properties, Inc.                      329,200       11,357,400
JP Realty, Inc.                                 755,300       18,410,437
Koger Equity, Inc.                            1,762,571       38,115,598
Macerich Co.                                  1,051,400       27,862,100
Prentiss Properties Trust                       662,500       18,839,844
Simon DeBartolo Group, Inc.                     216,500        6,697,969
Spieker Properties, Inc.                        777,200       30,407,950
Storage USA, Inc.                               383,700       14,556,619
Summit Properties, Inc.                         716,700       14,826,731
Sun Communities, Inc.                           520,000       18,135,000
                                                           --------------
                                                             215,702,598
                                                           --------------
                                                           1,273,625,367

CONSUMER NONCYCLICALS-18.5%
COMMERCIAL SERVICES-5.8%
CUC International, Inc. (a)(b)                9,914,800      292,486,600

DIVERSIFIED-1.9%
Republic Industries, Inc. (b)                 3,272,000       96,524,000

DRUGS-4.7%
Abbott Laboratories                             400,000       24,525,000
Astra AB, Series A (e)                          595,000        9,612,278
Boston Scientific Corp. (a)(b)                  839,200       38,183,600
Gensia, Inc. pfd. (a)(f)(g)                      68,500        1,755,312
Merck & Co., Inc.                             1,126,200      100,513,350
Pfizer, Inc. (b)                                550,000       38,912,500
Schering-Plough Corp.                           436,000       24,443,250
                                                            -------------
                                                             237,945,290

HOSPITAL SUPPLIES & SERVICES-1.4%
Medtronic, Inc. (b)                           1,329,800       57,846,300
Quest Medical, Inc. (a)                         265,225        2,188,106
United Healthcare Corp. (b)                     250,000       11,578,125
                                                            -------------
                                                              71,612,531

TOBACCO-4.7%
Loews Corp.                                   1,150,000      128,440,625
Philip Morris Cos., Inc. (b)                  2,824,000      111,901,000
                                                            -------------
                                                             240,341,625
                                                            -------------
                                                             938,910,046

CONSUMER CYCLICALS-7.2%
AIRLINES-1.5%
AMR Corp. (a)                                   100,000       11,643,750
Delta Air Lines, Inc.                           372,200       37,499,150
Northwest Airlines Corp. Cl.A (a)               208,300        9,373,500
UAL Corp. (a)                                   177,400       15,544,675
USAIR Group, Inc. (a)                           100,000        4,687,500
                                                             ------------
                                                              78,748,575

AUTO & RELATED-1.8%
AutoZone, Inc. (a)                            1,947,200       57,564,100
Chrysler Corp.                                  936,000       32,994,000
                                                             ------------
                                                              90,558,100

RESTAURANTS & LODGING-1.0%
ITT Corp. (a)                                   690,600       51,579,188

RETAILING - GENERAL-2.9%
CompUSA, Inc. (a)(b)                            500,000       16,375,000
Home Depot, Inc.                              1,257,500       69,948,437
Sears, Roebuck & Co.                            330,500       13,839,688
The Limited, Inc.                               852,500       20,087,031
Wal-Mart Stores, Inc.                           745,000       26,168,125
                                                             ------------
                                                             146,418,281
                                                             ------------
                                                             367,304,144


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
-------------------------------------------------------------------------
ENERGY-6.4%
OIL & GAS SERVICES-6.4%
Baker Hughes, Inc.                              476,000    $  21,866,250
BJ Services Co. (a)(b)                          462,400       39,188,400
Dresser Industries, Inc.                        451,600       19,023,650
Gulf Canada Resources, Ltd. (a)(f)           13,245,900      110,934,413
Halliburton Co.                               1,217,800       72,611,325
Nabors Industries, Inc. (a)                      33,000        1,357,125
Santa Fe International Corp. (a)                126,200        6,207,463
Transocean Offshore, Inc.                       700,000       37,800,000
Union Pacific Resources Group, Inc.             563,277       13,870,696
                                                            -------------
                                                             322,859,322

BUSINESS SERVICES-5.3%
PRINTING, PUBLISHING & BROADCASTING-4.2%
Comcast Corp. Cl.A                              516,500       14,203,750
TCI Group Series A (b)                        1,777,865       40,779,779
TCI Ventures Group Series A                   2,453,235       56,577,732
Tele-Communications, Inc. - Liberty
  Media Group Cl.A                            1,476,462       51,399,333
Viacom, Inc. Cl.B (a)                         1,586,800       48,000,700
                                                             ------------
                                                             210,961,294

RAILROADS-1.1%
Canadian Pacific, Ltd. (f)                    1,270,000       37,861,875
Union Pacific Corp.                             322,866       19,775,542
                                                             ------------
                                                              57,637,417
                                                             ------------
                                                             268,598,711

UTILITY-2.0%
TELEPHONE-2.0%
AT&T Corp.                                      300,000       14,681,250
MCI Communications Corp. (b)                  2,029,700       72,054,350
Telephone and Data Systems, Inc.                312,600       13,285,500
                                                             ------------
                                                             100,021,100

DIVERSIFIED-0.8%
Tyco International, Ltd.                      1,054,112       39,792,728


                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
CAPITAL GOODS-0.8%
ENVIRONMENTAL CONTROL-0.1%
Waste Management, Inc.                          307,000   $    7,176,125

MACHINERY-0.7%
Mannesmann AG (ADR) (h)                          77,000       32,568,898
                                                             ------------
                                                              39,745,023

BASIC MATERIALS-0.3%
CHEMICALS-0.3%
Monsanto Co. (b)                                382,500       16,351,875
Total Common & Preferred Stocks
  (cost $3,562,146,648)                                    4,820,654,858

LONG-TERM DEBT SECURITIES-0.8%
COMPUTER SOFTWARE & SERVICES-0.0%
Applied Magnetics Corp. Conv.
  7.00%, 3/15/06                                 $  900        1,170,000

ELECTRONICS-0.8%
3Com Corp. Conv.
  10.25%, 11/01/01 (g)                            8,500       10,965,000
Altera Corp. Conv.
  5.75%, 6/15/02 (g)                             15,540       26,845,350
                                                             ------------
                                                              37,810,350

Total Long-Term Debt Securities
  (cost $32,825,477)                                          38,980,350

SHORT-TERM DEBT SECURITIES-4.0%
Federal Home Loan Bank
  5.50%, 11/03/97                                 9,400        9,397,128
Federal Home Loan Mortgage Corp.
  5.47%, 11/13/97                                 2,000        1,996,353
  5.47%, 11/17/97                                 6,000        5,985,414
Federal National Mortgage Assn.
  5.47%, 11/07/97                                 2,000        1,998,177
  5.47%, 11/12/97                                 2,000        1,996,657
  5.54%, 3/12/98                                  5,000        5,000,000


8


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                            CONTRACTS (I)
                                            OR PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)           VALUE
-------------------------------------------------------------------------
Student Loan Marketing Assn.
  5.63%, 11/03/97                              $177,000   $  176,944,638
Total Short-Term Debt Securities
  (amortized cost $203,318,367)                              203,318,367

TOTAL INVESTMENTS-100.0%
  (cost $3,798,290,492)                                    5,062,953,575

OUTSTANDING CALL OPTIONS WRITTEN-(0.9%)
3Com Corp.
  expiring Nov 1997
  @ $48.00                                       (1,000)        (103,000)
  expiring Dec 1997
  @ $46.75                                       (2,000)        (362,000)
  @ $47.75                                       (1,500)        (262,500)
  @ $49.13                                       (1,000)        (145,000)
  @ $50.88                                       (1,000)        (115,000)
  @ $53.00                                       (1,000)         (93,000)
  expiring Jan 1998
  @ $53.50                                       (3,000)        (348,000)
ADC Telecommunications, Inc.
  expiring Nov 1997
  @ $33.50                                       (1,500)        (255,000)
  @ $33.50                                       (1,500)        (271,500)
  @ $34.75                                       (1,500)        (192,000)
  @ $36.75                                       (1,500)        (123,000)
  expiring Dec 1997
  @ $32.00                                       (1,500)        (495,000)
  @ $35.38                                       (1,500)        (258,000)
  @ $35.88                                       (1,500)        (222,000)
  @ $36.69                                       (2,000)        (238,000)
  @ $37.25                                       (1,500)        (132,000)
  @ $37.50                                       (1,500)        (168,000)
American Express Co.
  expiring Nov 1997
  @ $82.38                                       (1,000)         (67,060)
  @ $84.63                                       (1,000)         (41,000)
  expiring Dec 1997
  @ $78.06                                       (1,500)        (526,500)
  @ $79.88                                       (1,000)        (288,820)
  @ $80.38                                       (2,000)        (882,000)
  @ $82.50                                       (1,000)        (212,000)
  @ $84.38                                       (1,000)        (148,000)
  expiring Jan 1998
  @ $77.75                                       (1,000)       $(469,070)
Applied Magnetics Corp.
  expiring Nov 1997
  @ $35.13                                       (1,500)          (9,000)
Ascend Communications, Inc.
  expiring Dec 1997
  @ $33.13                                       (1,000)        (106,000)
  @ $33.63                                       (1,500)        (162,000)
  @ $37.50                                       (2,000)         (90,000)
  @ $41.88                                       (1,500)         (22,500)
  expiring Jan 1998
  @ $33.75                                       (1,500)        (198,000)
  @ $34.13                                       (1,500)        (133,500)
BJ Services Co.
  expiring Dec 1997
  @ $70.69                                       (1,000)      (1,479,000)
Boston Scientific Corp.
  expiring Dec 1997
  @ $63.00                                       (1,000)         (15,000)
  @ $63.25                                       (1,000)         (12,000)
Cabletron Systems, Inc.
  expiring Nov 1997
  @ $30.00                                       (1,500)        (213,000)
  expiring Dec 1997
  @ $32.38                                       (1,000)        (107,000)
Cisco Systems, Inc.
  expiring Nov 1997
  @ $81.75                                       (1,000)        (209,080)
  @ $82.63                                       (1,000)        (163,230)
  @ $82.75                                       (2,000)        (358,000)
  expiring Dec 1997
  @ $79.25                                       (1,000)        (678,000)
  @ $80.50                                       (1,000)        (542,000)
  @ $82.00                                       (1,000)        (564,000)
  @ $82.63                                       (1,000)        (549,000)
CompUSA, Inc.
  expiring Nov 1997
  @ $29.88                                       (1,000)        (392,000)
  @ $30.25                                       (1,500)        (529,890)
  expiring Dec 1997
  @ $32.25                                       (1,500)        (388,500)
  @ $33.00                                       (1,000)        (239,530)


9


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (I)        VALUE
-------------------------------------------------------------------------
CUC International, Inc.
  expiring Dec 1997
  @ $27.75                                       (2,000)     $  (506,000)
  @ $28.13                                       (1,500)        (353,715)
  @ $28.50                                       (2,500)        (520,000)
  @ $28.56                                       (1,500)        (336,000)
  @ $29.13                                       (2,000)        (366,000)
  @ $29.44                                       (1,000)        (165,000)
  @ $29.75                                       (1,500)        (267,000)
  @ $30.13                                       (1,000)        (167,000)
  @ $30.63                                       (2,000)        (506,000)
  @ $30.75                                       (2,000)        (168,000)
  @ $31.13                                       (3,000)        (387,000)
  @ $31.75                                       (1,000)        (196,000)
DSC Communications Corp.
  expiring Nov 1997
  @ $27.63                                       (1,500)         (79,500)
  @ $28.25                                       (1,000)         (21,000)
  @ $28.38                                       (1,500)         (33,900)
  @ $29.00                                       (1,000)          (6,000)
  expiring Dec 1997
  @ $27.75                                       (1,500)        (163,500)
  @ $28.25                                       (2,000)        (156,000)
  @ $28.69                                       (1,500)        (150,000)
  @ $30.25                                       (2,000)         (38,000)
  @ $31.00                                       (2,500)         (65,000)
  expiring Jan 1998
  @ $29.50                                       (2,000)        (164,000)
EMC Corp.
  expiring Nov 1997
  @ $52.00                                       (1,000)        (452,000)
  @ $53.00                                       (1,500)        (754,500)
  @ $53.88                                       (1,500)        (610,500)
  expiring Dec 1997
  @ $59.44                                         (500)        (109,000)
  @ $61.56                                       (1,000)        (265,000)
  @ $62.31                                       (1,000)        (175,000)
Intel Corp.
  expiring Nov 1997
  @ $99.38                                       (1,000)          (6,000)
  expiring Dec 1997
  @ $86.75                                       (2,000)        (326,000)
  @ $92.00                                       (1,000)        (138,000)
  @ $96.44                                       (1,000)         (46,000)
  @ $96.63                                       (2,000)        (111,440)
  expiring Jan 1998
  @ $84.63                                       (2,000)        (650,000)
  @ $86.50                                       (2,000)        (558,460)
Loral Space & Communications
  expiring Nov 1997
  @ $17.50                                       (1,000)        (376,000)
  expiring Dec 1997
  @ $22.44                                       (1,500)         (58,500)
  @ $22.63                                       (1,500)        (142,500)
  @ $23.25                                       (1,000)         (67,000)
  expiring Jan 1998
  @ $21.50                                       (1,200)        (162,000)
  @ $22.13                                       (1,500)        (181,500)
Lucent Technologies, Inc.
  expiring Dec 1997
  @ $77.00                                       (1,500)      (1,218,000)
MBNA Corp.
  expiring Nov 1997
  @ $40.38                                       (2,250)        (189,563)
  @ $42.00                                       (2,250)         (83,250)
  @ $43.67                                       (3,000)              -0-
  @ $45.38                                       (3,000)         (21,000)
  expiring Dec 1997
  @ $27.63                                       (3,000)        (399,000)
  @ $27.75                                       (2,500)        (225,000)
  @ $28.25                                       (2,500)        (162,500)
  @ $39.63                                       (3,000)        (349,260)
  @ $41.88                                       (1,500)        (108,000)
MCI Communications Corp.
  expiring Nov 1997
  @ $34.25                                       (1,500)        (202,500)
  @ $34.44                                       (1,500)        (267,000)
  expiring Dec 1997
  @ $36.69                                       (1,500)        (196,500)
Medtronic, Inc.
  expiring Nov 1997
  @ $45.50                                       (2,000)        (200,000)
  expiring Dec 1997
  @ $46.75                                       (2,000)        (236,000)
  @ $49.11                                       (2,000)        (168,780)
  @ $49.48                                       (2,000)        (181,360)
  @ $49.50                                       (1,500)        (102,180)


10


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                      CONTRACTS (I)       VALUE
-------------------------------------------------------------------------
Monsanto Co.
  expiring Dec 1997
  @ $40.44                                       (1,500)     $  (495,000)
National Semiconductor Corp.
  expiring Nov 1997
  @ $33.63                                       (1,500)        (439,500)
  expiring Dec 1997
  @ $36.00                                       (1,500)        (342,000)
  @ $36.13                                       (2,000)        (522,000)
  @ $36.75                                       (2,000)        (396,000)
  @ $39.56                                       (1,500)        (189,000)
Pfizer, Inc.
  expiring Dec 1997
  @ $63.38                                       (1,000)        (828,000)
  @ $64.81                                       (2,000)      (1,440,000)
  @ $67.13                                       (1,500)        (849,000)
  @ $69.00                                       (1,000)        (526,000)
Philip Morris Cos., Inc.
  expiring Nov 1997
  @ $44.38                                       (1,500)         (10,500)
  @ $44.60                                       (1,000)         (23,000)
  expiring Dec 1997
  @ $41.25                                       (1,500)        (205,500)
  @ $41.31                                       (1,500)        (175,500)
  @ $41.50                                       (1,000)        (138,000)
  @ $42.19                                       (1,000)         (97,000)
  @ $42.69                                       (2,000)        (144,000)
  @ $43.38                                       (1,500)        (133,500)
  @ $44.13                                       (2,000)        (134,000)
  expiring Jan 1998
  @ $40.00                                       (2,000)        (510,000)
  @ $40.94                                       (1,000)        (219,000)
  @ $41.13                                       (1,000)        (184,060)
  @ $41.25                                       (2,000)        (350,000)
Republic Industries, Inc.
  expiring Dec 1997
  @ $27.69                                       (2,000)        (612,000)
  @ $27.88                                       (1,500)        (420,000)
  @ $28.00                                       (1,000)        (269,130)
  @ $28.06                                       (1,000)        (292,000)
  @ $28.31                                       (1,500)        (414,960)
  @ $28.38                                       (1,000)        (260,190)
  @ $28.50                                       (2,000)        (530,000)
  @ $32.19                                       (1,500)        (106,500)
  @ $33.75                                       (1,000)         (73,000)
  expiring Jan 1998
  @ $30.88                                       (1,000)        (216,000)
  @ $32.06                                       (2,000)        (370,000)
  @ $32.63                                       (1,000)        (141,000)
  @ $32.88                                       (2,000)        (304,160)
  @ $33.00                                       (1,500)        (213,000)
  @ $34.44                                       (2,000)        (173,700)
  @ $35.25                                       (2,000)        (124,000)
Sterling Commerce, Inc.
  expiring Dec 1997
  @ $37.88                                       (2,000)        (154,000)
  @ $38.13                                       (2,000)        (110,000)
  @ $38.50                                       (1,000)         (60,000)
  @ $38.50                                       (2,000)        (140,000)
TCI Group Series A
  expiring Dec 1997
  @ $23.63                                       (1,000)        (140,000)
  @ $23.75                                       (1,000)        (118,000)
Teleport Communications Group, Inc.
  expiring Dec 1997
  @ $47.00                                       (1,000)        (470,000)
  @ $49.13                                       (1,000)        (274,000)
  @ $50.50                                       (1,000)        (289,000)
  @ $51.00                                       (1,000)        (225,000)
  @ $51.63                                       (1,500)        (441,000)
  expiring Jan 1998
  @ $49.50                                       (1,000)        (386,000)
  @ $50.31                                       (1,500)        (543,000)
Tellabs, Inc.
  expiring Dec 1997
  @ $52.63                                       (2,000)        (932,080)
  @ $57.88                                       (1,500)        (418,500)
United Healthcare Corp.
  expiring Jan 1998
  @ $52.94                                       (2,500)        (320,000)
WorldCom, Inc.
  expiring Nov 1997
  @ $34.50                                       (1,000)         (25,000)


11


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                      CONTRACTS (I)       VALUE
-------------------------------------------------------------------------
  expiring Dec1997
  @ $33.81                                       (1,500)     $  (274,500)
  @ $35.13                                       (2,000)        (272,000)
  @ $35.94                                       (2,000)        (224,000)
  @ $36.00                                       (1,500)        (178,500)
  @ $36.00                                       (2,000)        (280,000)
  @ $36.13                                       (1,000)        (118,000)
  @ $37.75                                       (2,000)        (198,000)
  expiring Jan 1998
  @ $32.88                                       (1,000)        (289,000)
  @ $34.44                                       (2,000)        (482,000)
  @ $36.75                                       (1,500)        (208,500)
Total Outstanding Call Options Written
  (premiums received $88,568,875)                            (48,331,868)

TOTAL INVESTMENTS NET OF OUTSTANDING
CALL OPTIONS WRITTEN -99.1%
  (cost $3,709,721,617)                                   $5,014,621,707
Other assets less liabilities-0.9%                            47,947,927

NET ASSETS-100%                                           $5,062,569,634


(a)  Non-income producing security.

(b) Security on which options are written (shares subject to call have an aggregate market value of $1,051,004,375).

(c)  Country of origin--United Kingdom.

(d)  Country of origin--Luxembourg.

(e)  Swedish holding.

(f)  Country of origin--Canada.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to $39,565,662 or 0.78% of net assets.

(h)  Country of origin--Sweden.

(i)  One contract relates to 100 shares.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


12


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $3,798,290,492)     $5,062,953,575
  Receivable for investment securities sold                         53,005,611
  Receivable for shares of beneficial interest sold                 30,010,302
  Dividends and interest receivable                                  3,210,538
  Total assets                                                   5,149,180,026

LIABILITIES
  Due to custodian                                                     201,799
  Outstanding call options written, at value (premiums
    received $88,568,875)                                           48,331,868
  Payable for investment securities purchased                       18,678,413
  Payable for shares of beneficial interest redeemed                14,024,342
  Advisory fee payable                                               3,177,714
  Distribution fee payable                                             602,671
  Accrued expenses                                                   1,593,585
  Total liabilities                                                 86,610,392

NET ASSETS                                                      $5,062,569,634

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                         $        1,352
  Additional paid-in capital                                     3,376,486,439
  Accumulated net realized gain on investment transactions         381,251,181
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities          1,304,830,662
                                                                $5,062,569,634

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($783,110,177/17,816,215 shares of beneficial interest
    issued and outstanding)                                             $43.95
  Sales charge--4.25% of public offering price                            1.95
  Maximum offering price                                                $45.90

  CLASS B SHARES
  Net asset value and offering price per share
    ($3,578,805,746/98,548,974 shares of beneficial interest
    issued and outstanding)                                             $36.31

  CLASS C SHARES
  Net asset value and offering price per share
    ($599,449,178/16,500,423 shares of beneficial interest
    issued and outstanding)                                             $36.33

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($101,204,533/2,295,706 shares of beneficial interest
    issued and outstanding)                                             $44.08


See notes to financial statements.


13


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997                                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $196,103)                                 $ 36,371,249
  Interest                                          6,511,771
                                                                $   42,883,020

EXPENSES
  Advisory fee                                     31,680,829
  Distribution fee - Class A                        1,931,232
  Distribution fee - Class B                       30,755,087
  Distribution fee - Class C                        5,105,935
  Transfer agency                                   7,070,205
  Printing                                          1,284,106
  Custodian                                           411,153
  Registration                                        393,103
  Audit and legal                                     148,990
  Trustees' fees                                       34,100
  Miscellaneous                                        61,531
  Total expenses                                   78,876,271
  Less: expense offset arrangement
    (see Note B)                                     (445,154)
  Net expense                                                       78,431,117
  Net investment loss                                              (35,548,097)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on investment transactions                     518,827,436
  Net realized loss on written options transactions                (87,527,539)
  Net realized loss on foreign currency transactions                   (84,256)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                    622,894,322
    Written options                                                 46,671,257
    Foreign currency denominated assets and liabilities                (34,571)
  Net gain on investments                                        1,100,746,649

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $1,065,198,552


See notes to financial statements.


14


STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                 YEAR ENDED       YEAR ENDED
                                                 OCTOBER 31,      OCTOBER 31,
                                                    1997             1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                          $  (35,548,097)  $  (12,013,832)
  Net realized gain on investments, options,
    and foreign currency transactions             431,215,641      126,231,737
  Net change in unrealized appreciation
    (depreciation) of investments,
    options, and foreign currency
    denominated assets and liabilities            669,531,008      396,127,869
  Net increase in net assets
    from operations                             1,065,198,552      510,345,774

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                                -0-      (1,878,354)
  Net realized gain on investments
    Class A                                       (14,927,840)      (6,274,504)
    Class B                                       (89,311,288)     (39,764,242)
    Class C                                       (14,500,115)      (6,015,295)
    Advisor Class                                     (20,469)              -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    714,151,085      931,724,109
  Total increase                                1,660,589,925    1,388,137,488

NET ASSETS
  Beginning of year                             3,401,979,709    2,013,842,221
  End of year                                  $5,062,569,634   $3,401,979,709


See notes to financial statements.


15


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in certain fee-based programs and retirement plans. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of such exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Board of Trustees. Call options written or purchased by the Fund are valued at the last sale price and put options purchased by the Fund are valued at the last sale price. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under foreign exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net realized foreign currency gains and losses represent foreign exchange gains from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of equity securities. Net currency gains and losses from valuing foreign currency denomintaed assets and liabilities at year end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


16


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares on such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fee. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to net investment loss, resulted in a net decrease in accumulated net realized gains on investment transactions and accumulated net investment loss and a corresponding increase in additional paid-in capital. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Effective August 1, 1997, the Board of Trustees approved an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $4,518,264 for the year ended October 31, 1997.

In addition, for the year ended October 31, 1997, the Fund's expenses were reduced by $445,154 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the Statement of Operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $216,796 from the sale of Class A shares and $9,882, $4,125,626, and $101,192 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1997.

Brokerage commissions paid on securities transactions for the year ended October 31, 1997 amounted to $4,109,583, of which $14,245 was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Accrued expenses includes an amount owed to two of the trustees, under a deferred compensation plan, of $121,788.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class Shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.


17


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended by the Distributor not previously recovered by the Distributor from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through contingent deferred sales charges.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $2,488,786,392 and $2,025,218,108, respectively, for the year ended October 31, 1997. Purchases and sales amounted to zero and $17,767,427, respectively of U.S. government and government agency obligations for the year ended October 31, 1997.

At October 31, 1997, the cost of securities for federal income tax purposes was $3,811,239,082. Accordingly gross unrealized appreciation of investments was $1,347,248,424 and gross unrealized depreciation of investments was $95,533,931 resulting in net unrealized appreciation of $1,251,714,493.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price.


18


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

Transactions in options written for the year ended October 31, 1997 were as follows:

                                                   NUMBER OF
                                                   CONTRACTS        PREMIUMS
                                                  ------------  ---------------
Options outstanding at beginning of year              87,800     $  36,773,825
Options written                                      831,150       300,751,514
Options terminated in closing
  purchase transactions                             (380,600)     (148,507,450)
Options expired                                     (182,300)      (62,921,825)
Options exercised                                    (91,350)      (37,527,189)
Options outstanding at October 31, 1997              264,700     $  88,568,875


2. FOREIGN EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchases and sale commitments. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1997, the Fund had no outstanding forward exchange currency contracts.


19


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            8,132,661     8,865,553   $ 318,891,520   $ 280,673,093
Shares issued in
  reinvestment of
  dividends and
  distributions          358,984       238,657      12,705,352       7,133,447
Shares converted
  from Class B         1,372,219     1,013,764      54,520,447      32,613,812
Shares redeemed       (6,355,236)   (5,484,207)   (250,784,867)   (173,773,360)
Net increase           3,508,628     4,633,767   $ 135,332,452   $ 146,646,992

CLASS B
Shares sold           23,967,815    33,339,591    $771,661,032    $887,177,634
Shares issued in
  reinvestment of
  distributions        2,307,390     1,182,878      67,883,610      29,773,038
Shares converted
  to Class A          (1,655,781)   (1,208,740)    (54,520,447)    (32,613,812)
Shares redeemed      (11,595,072)   (8,398,216)   (376,839,188)   (224,298,136)
Net increase          13,024,352    24,915,513   $ 408,185,007   $ 660,038,724

CLASS C
Shares sold            5,404,558     6,734,641   $ 173,407,183   $ 179,622,559
Shares issued in
  reinvestment of
  distributions          278,004       125,326       8,181,650       3,155,709
Shares redeemed       (2,988,645)   (2,196,703)    (97,513,487)    (58,679,911)
Net increase           2,693,917     4,663,264   $  84,075,346   $ 124,098,357


                      YEAR ENDED  OCT. 2,1996(A)   YEAR ENDED    OCT. 2,1996(A)
                      OCTOBER 31,       TO         OCTOBER 31,         TO
                         1997      OCT. 31,1996       1997       OCT. 31, 1996
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold            2,521,405        27,111   $  96,902,785   $     940,036
Shares issued in
  reinvestment of
  distributions              570            -0-         20,184              -0-
Shares redeemed         (253,380)           -0-    (10,364,689)             -0-
Net increase           2,268,595        27,111   $  86,558,280   $     940,036


(a)  Commencement of distribution.


20


FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                            ----------------------------------------------------------------------------
                                                                                  MAY 1, 1994
                                                    YEAR ENDED OCTOBER 31,             TO         YEAR ENDED APRIL 30,
                                            ------------------------------------    OCT. 31,    ------------------------
                                                1997          1996        1995       1994(A)      1994(B)      1993(B)
                                            ------------  ----------  ----------  ------------  ------------  ----------
Net asset value, beginning of period          $34.91        $29.48      $25.08      $23.89        $22.67       $20.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.10)(c)       .05         .12         .09          (.01)(d)      .05(d)
Net realized and unrealized gain
  on investments                               10.17          6.20        4.80        1.10          3.55         3.68
Net increase in net asset value
  from operations                              10.07          6.25        4.92        1.19          3.54         3.73

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-         (.19)       (.11)         -0-           -0-        (.14)
Distributions from net realized gains          (1.03)         (.63)       (.41)         -0-        (2.32)       (1.23)
Total dividends and distributions              (1.03)         (.82)       (.52)         -0-        (2.32)       (1.37)
Net asset value, end of period                $43.95        $34.91      $29.48      $25.08        $23.89       $22.67

TOTAL RETURN
Total investment return based on
  net asset value (e)                          29.54%        21.65%      20.18%       4.98%        15.66%       18.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $783,110      $499,459    $285,161    $167,800      $102,406      $13,889
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.26%(f)      1.30%       1.35%       1.35%(g)      1.40%        1.40%
  Expenses, before waivers/reimbursements       1.26%(f)      1.30%       1.35%       1.35%(g)      1.46%        1.84%
  Net investment income (loss)                  (.25)%         .15%        .56%        .86%(g)       .32%         .20%
Portfolio turnover rate                           48%           46%         61%         24%           87%         124%
Average commission rate (h)                   $.0562        $.0584          --          --            --           --


See footnote summary on page 24.


21


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS B
                                            -------------------------------------------------------------------------------------
                                                                                       MAY 1, 1994
                                                    YEAR ENDED OCTOBER 31,                  TO           YEAR ENDED APRIL 30,
                                          ------------------------------------------     OCT. 31,    ----------------------------
                                                1997           1996         1995         1994(A)         1994(B)        1993(B)
                                          --------------  ------------  ------------  -------------  ---------------  -----------
Net asset value, beginning of period          $29.21          $24.78        $21.21       $20.27        $19.68          $18.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.31)(c)        (.12)         (.02)         .01          (.07)(c)(d)     (.06)(d)
Net realized and unrealized gain
  on investments                                8.44            5.18          4.01          .93          2.98            3.23
Net increase in net asset value
  from operations                               8.13            5.06          3.99          .94          2.91            3.17

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-             -0-         (.01)          -0-           -0-           (.03)
Distributions from net realized gains          (1.03)           (.63)         (.41)          -0-        (2.32)          (1.62)
Total dividends and distributions              (1.03)           (.63)         (.42)          -0-        (2.32)          (1.65)
Net asset value, end of period                $36.31          $29.21        $24.78       $21.21        $20.27          $19.68

TOTAL RETURN
Total investment return based on
  net asset value (e)                          28.64%          20.82%        19.33%        4.64%        14.79%          18.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)  $3,578,806      $2,498,097    $1,502,020     $751,521      $394,227         $56,704
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.96%(f)        1.99%         2.05%        2.05%(g)      2.10%           2.15%
  Expenses, before waivers/reimbursements       1.96%(f)        1.99%         2.05%        2.05%(g)      2.13%           2.52%
  Net investment income (loss)                  (.94)%          (.54)%        (.15)%        .16%(g)      (.36)%          (.53)%
Portfolio turnover rate                           48%             46%           61%          24%           87%            124%
Average commission rate (h)                   $.0562          $.0584            --           --            --              --


See footnote summary on page 24.


22


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            -------------------------------------------------------------------
                                                                                    MAY 1, 1994     AUGUST 2,
                                                     YEAR ENDED OCTOBER 31,              TO         1993(I) TO
                                            --------------------------------------   OCTOBER 31,    APRIL 30,
                                                1997          1996         1995        1994(A)        1994
                                            ------------  -----------  -----------  ------------  -------------
Net asset value, beginning of period          $29.22        $24.79       $21.22       $20.28        $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.31)(c)      (.12)        (.03)         .01          (.02)(d)
Net realized and unrealized gain on
  investments                                   8.45          5.18         4.02          .93          1.15
Net increase in net asset value from
  operations                                    8.14          5.06         3.99          .94          1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-           -0-        (.01)          -0-           -0-
Distributions from net realized gains          (1.03)         (.63)        (.41)          -0-        (2.32)
Total dividends and distributions              (1.03)         (.63)        (.42)          -0-        (2.32)
Net asset value, end of period                $36.33        $29.22       $24.79       $21.22        $20.28

TOTAL RETURN
Total investment return based on
  net asset value (e)                          28.66%        20.81%       19.32%        4.64%         5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $599,449      $403,478     $226,662     $114,455       $64,030
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.97%(f)      2.00%        2.05%        2.05%(g)      2.10%(g)
  Expenses, before waivers/reimbursements       1.97%(f)      2.00%        2.05%        2.05%(g)      2.13%(g)
  Net investment income (loss)                  (.95)%        (.55)%       (.15)%        .16%(g)      (.31)%(g)
Portfolio turnover rate                           48%           46%          61%          24%           87%
Average commission rate (h)                   $.0562        $.0584           --           --            --


See footnote summary on page 24.


23


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 ADVISOR CLASS
                                          -------------------------------
                                                            OCTOBER 2,
                                            YEAR ENDED      1996(I) TO
                                            OCTOBER 31,     OCTOBER 31,
                                               1997             1996
                                          --------------   --------------
Net asset value, beginning of period          $34.91          $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           (.05)(c)          -0-
Net realized and unrealized gain
  on investments                               10.25             .77
Net increase in net asset value
  from operations                              10.20             .77

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.03)             -0-
Total distributions                            (1.03)             -0-
Net asset value, end of period                $44.08          $34.91

TOTAL RETURN
Total investment return based on
  net asset value (e)                          29.92%           2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $101,205            $946
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements        .98%(f)        1.26%(g)
  Expenses, before waivers/reimbursements        .98%(f)        1.26%(g)
  Net investment income                         (.12)%           .50%(g)
Portfolio turnover rate                           48%             46%
Average commission rate                       $.0562          $.0584


(a)  The Fund changed its fiscal year end from April 30 to October 31.

(b) Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became investment adviser for the Trust.

(c)  Based on average shares outstanding.

(d)  Net of fee waived and expenses reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(f) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended October 31, 1997, the ratios of expenses net of waiver/reimbursements and before waiver/reimbursements were 1.25%, 1.95%, 1.95% and .96% for Class A, B, C and Advisor Class shares, respectively.

(g)  Annualized.

(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(i)  Commencement of distribution.


24


REPORT OF INDEPENDENT ACCOUNTANTS                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
December 12, 1997


25


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


26


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


27


ALLIANCE GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFAR